USCF ETF TRUST

USCF DIVIDEND INCOME FUND

SCHEDULE OF INVESTMENTS

AT SEPTEMBER 30, 2023 (unaudited)

	% of Total Net Assets	Shares	Market Value
Common Stocks	97.0%
Advertising	5.0%
Interpublic Group of Cos., Inc. (The)	3.4%	6,300	$180,558
Omnicom Group, Inc.	1.6%	1,170	87,142
			267,700
Banks	15.6%
Associated Banc-Corp.	2.1%	6,599	112,909
Bank of New York Mellon Corp. (The)	2.9%	3,713	158,359
Goldman Sachs Group, Inc. (The)	3.4%	556	179,905
JPMorgan Chase & Co.	4.4%	1,647	238,848
Royal Bank of Canada	2.8%	1,690	147,774
			837,795
Beverages	4.4%
Coca-Cola Co. (The)	4.4%	4,257	238,307
Biotechnology	3.0%
Gilead Sciences, Inc.	3.0%	2,160	161,870
Chemicals	4.2%
Huntsman Corp.	1.7%	3,802	92,769
Nutrien Ltd.	2.5%	2,142	132,290
			225,059
Diversified Financial Services	5.9%
CME Group, Inc.	2.6%	702	140,554
Jefferies Financial Group, Inc.	3.3%	4,906	179,707
			320,261
Food	1.8%
Conagra Brands, Inc.	1.8%	3,442	94,380
Insurance	4.0%
Old Republic International Corp.	4.0%	8,019	216,032
Media	4.5%
Comcast Corp. – Class A	4.5%	5,403	239,569
Packaging & Containers	1.9%
Sonoco Products Co.	1.9%	1,907	103,646
Pharmaceuticals	19.2%
AbbVie, Inc.	3.9%	1,412	210,472
Cardinal Health, Inc.	4.4%	2,701	234,501
Johnson & Johnson	4.4%	1,521	236,896
Merck & Co., Inc.	4.2%	2,204	226,902
Pfizer, Inc.	2.3%	3,807	126,278
			1,035,049
REITS	6.9%
Camden Property Trust	1.3%	743	70,273

USCF ETF TRUST

USCF DIVIDEND INCOME FUND

SCHEDULE OF INVESTMENTS

AT SEPTEMBER 30, 2023 (unaudited) (continued)

	% of Total Net Assets	Shares	Market Value
Common Stocks (continued)
REITS (continued)
Lamar Advertising Co. – Class A	2.1%	1,366	$114,020
Mid-America Apartment Communities, Inc.	1.3%	544	69,985
STAG Industrial, Inc.	2.2%	3,366	116,161
			370,439
Retail	2.7%
MSC Industrial Direct Co., Inc. – Class A	2.7%	1,489	146,145
Semiconductors	8.3%
Broadcom, Inc.	4.4%	283	235,054
Texas Instruments, Inc.	3.9%	1,323	210,370
			445,424
Software	3.6%
Paychex, Inc.	3.6%	1,671	192,716
Telecommunications	4.4%
Cisco Systems, Inc.	4.4%	4,396	236,329
Transportation	1.6%
United Parcel Service, Inc. – Class B	1.6%	560	87,287
Total Common Stocks
(Cost $5,177,249)	97.0%		5,218,008
Money Market Funds	2.9%
Dreyfus Government Cash Management Fund, Institutional Shares, 5.22%(a)
(Cost $158,364)	2.9%	158,364	158,364
Total Investments
(Cost $5,335,613)	99.9%		5,376,372
Other Assets in Excess of Liabilities	0.1%		4,893
Total Net Assets	100.0%		$5,381,265

(a)	Reflects the 7-day yield at September 30, 2023.

Summary of Investments by Country^
United States	94.8%
Canada	5.2
100.0%

Summary of Investments by Sector^
Financial	32.4%
Consumer, Non-cyclical	28.5
Communications	13.8
Technology	11.9
Basic Materials	4.2
Industrial	3.6
Money Market Fund	2.9
Consumer, Cyclical	2.7
100.0%

^	As a percentage of total investments.